Condensed Consolidated Balance Sheets	Jun. 30, 2022 USD ($)
Current Assets
Cash	$ 556
Processor retained funds	4,616,255
Prepaid expenses and other current assets	512,939
Deferred offering costs	1,234,500
Security deposits - current	276,943
Total Current Assets	6,641,193
Other Assets
Furniture and equipment, net	8,944
Restricted cash	1,100,000
Security deposits - noncurrent	4,108,010
Operating lease right-of-use asset, net	49,941,971
Total Other Assets	55,158,925
Total Assets	61,800,118
Current Liabilities
Accounts payable and accrued expenses	5,301,053
Rents received in advance	4,071,095
Merchant cash advances - net of unamortized costs of $0 and $57,768, respectively	575,489
Loans payable - current portion	2,780,054
Loans payable - SBA - PPP Loan - current portion	815,183
Convertible loans payable - related parties - current portion	2,596,865
Loans payable - related parties - current portion	1,071,128
Operating lease liability - current	7,182,381
Income taxes payable	750,000
Total Current Liabilities	25,143,248
Long-Term Liabilities
Loans payable	545,789
Loans payable - SBA - EIDL Loan	800,000
Convertible loans payable - related parties	700,195
Line of credit	94,975
Operating lease liability	43,962,492
Total Long-term Liabilities	46,103,451
Total Liabilities	71,246,699
Commitments and Contingencies
Stockholders' Deficit
Common stock (shares authorized, issued and outstanding - 90,000,000; 21,675,001; 21,675,001; respectively)	216
Accumulated deficit	(9,446,797)
Total Stockholders' Deficit	(9,446,581)
Total Liabilities and Stockholders' Deficit	$ 61,800,118